Investment Objectives and Goals	Mar. 30, 2026
Quadratic Interest Rate Volatility and Inflation Hedge ETF
Prospectus [Line Items]
Risk/Return [Heading]	Quadratic Interest Rate Volatility and Inflation Hedge ETF (the “Fund”)